Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities were (in thousands):
	Year Ended
	December 31,
	2022	2021
Deferred tax assets:
Federal and state loss carryforwards	$9,017	$5,409
Reserves, accruals and other	344	198
Depreciation and amortization	611	917
Deferred stock-based compensation	2,682	2,691
Capitalized research and development costs	965	—
Research and development credit carryforwards	6,655	6,675
Total deferred tax assets	20,274	15,890
Less: Valuation allowance	(20,274)	(15,890)
Net deferred tax assets, net	$—	$—

Schedule of Income Taxes Provided at the Federal Statutory Rate	A reconciliation of income taxes provided at the federal statutory rate (21%) to the actual income tax provision is as follows (in thousands):
	Year Ended
	December 31,
	2022	2021
Income tax benefit computed at U.S. statutory rate	$(6,804)	$(1,503)
Research and development credits	(38)	(131)
Stock-based compensation	1,033	—
Amortization of intangible assets	(60)	(60)
Goodwill impairment	2,089	—
Valuation allowance changes affecting tax provision	3,774	1,693
Other	6	1
Income tax provision	$—	$—